DEPOSITS AND OBLIGATIONS, Demand deposits (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
DEPOSITS AND OBLIGATIONS [Abstract]
Saving deposits	S/ 59,757,825	S/ 52,375,813
Demand deposits	52,590,952	48,229,323
Time deposits	44,116,438	41,290,011
Severance indemnity deposits	2,996,020	3,185,603
Bank's negotiable certificates	1,101,347	1,194,653
Total	160,562,582	146,275,403
Interest payable	1,279,484	1,429,591
Total deposits and obligations	S/ 161,842,066	S/ 147,704,994